Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Total	$ 24,905	$ 21,521
Less: Accumulated depreciation	(10,997)	(8,605)
Property, Plant and Equipment, Net	13,908	12,916
Building
Property, Plant and Equipment [Line Items]
Total	7,254	5,826
Electronic And Office Equipment
Property, Plant and Equipment [Line Items]
Total	14,133	12,207
Leasehold Improvement And Building Improvement
Property, Plant and Equipment [Line Items]
Total	1,691	1,872
Motor vehicles
Property, Plant and Equipment [Line Items]
Total	$ 1,827	$ 1,616